Intangible Assets	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Intangible Assets
16.  Intangible Assets

		Other intangible assets
	Goodwill € m	Marketing- related € m	Customer- related (i) € m	Contract- based € m	Total € m

At 31 December 2019
Cost/deemed cost	8,378	148	512	77	9,115
Accumulated amortisation (and impairment charges)	(284)	(64)	(276)	(57)	(681)
Net carrying amount	8,094	84	236	20	8,434

At 1 January 2019, net carrying amount	8,116	76	217	24	8,433
Translation adjustment	203	1	4	1	209
Arising on acquisition (note 32)	278	17	75	-	370
Disposals	(503)	(1)	(15)	-	(519)
Amortisation charge for year (ii)	-	(9)	(45)	(5)	(59)
At 31 December 2019, net carrying amount	8,094	84	236	20	8,434

The equivalent disclosure for the prior year is as follows:

At 31 December 2018
Cost/deemed cost	8,400	138	592	79	9,209
Accumulated amortisation (and impairment charges)	(284)	(62)	(375)	(55)	(776)
Net carrying amount	8,116	76	217	24	8,433

At 1 January 2018, net carrying amount	6,905	75	204	30	7,214
Reclassified from held for sale	363	-	8	1	372
Translation adjustment	137	3	8	1	149
Reclassifications	-	-	(2)	2	-
Arising on acquisition (note 32)	1,504	6	51	1	1,562
Disposals	(773)	-	(9)	(1)	(783)
Amortisation charge for year (ii)	-	(8)	(43)	(10)	(61)
Impairment charge for year (iii)	(20)	-	-	-	(20)
At 31 December 2018, net carrying amount	8,116	76	217	24	8,433

At 1 January 2018
Cost/deemed cost	7,198	129	535	80	7,942
Accumulated amortisation (and impairment charges)	(293)	(54)	(331)	(50)	(728)
Net carrying amount	6,905	75	204	30	7,214

(i)	The customer-related intangible assets relate predominantly to non-contractual customer relationships.

(ii)	The amortisation charge for the year includes € 2 million (2018: € 2 million; 2017: € 14 million) in respect of discontinued operations, which primarily relates to customer-related intangible assets.

(iii)
In July 2018, the Group divested of its DIY business in the Netherlands and Belgium, together with certain related property assets, which formed part of the former Europe Distribution segment, for total consideration of
€
0.5 billion. The decision to divest resulted in the recognition of an impairment charge of
€
20 million. The recoverable amount, at the date of impairment, was based on fair value less costs of disposal. The fair value was determined using Level 2 inputs in accordance with the fair value hierarchy, as a market price was agreed and paid.

Annual goodwill testing

The net book value of goodwill capitalised under previous GAAP (Irish GAAP) as at the transition date to IFRS (1 January 2004) has been treated as deemed cost. Goodwill arising on acquisition since that date is capitalised at cost.

Cash-generating units

Goodwill acquired through business combination activity has been allocated to cash-generating
units (CGUs) that are expected to benefit from synergies in that combination. The CGUs represent the lowest level within the Group at which the associated goodwill is monitored for internal management purposes, and are not larger than the operating segments determined in accordance with IFRS 8. A total of 25 (2018: 26) CGUs have been identified and these are analysed between the three business segments below. All businesses within the various CGUs exhibit similar and/or consistent profit margin and asset intensity characteristics. Assets, liabilities, deferred tax and goodwill have been assigned to the CGUs on a reasonable and consistent basis.

	Cash-generating units		Goodwill
	2019	2018	2019 € m	2018 € m

Americas Materials	7	7	3,558	3,441
Europe Materials	16	16	2,354	2,280
Building Products	2	3	2,182	2,395
Total Group	25	26	8,094	8,116

Impairment testing methodology and results

Goodwill is subject to impairment testing on an annual basis. The recoverable amount of 25 CGUs is determined based on a value-in-use
computation, using Level 3 inputs in accordance with the fair value hierarchy.

The cash flow forecasts are primarily based on a five-year strategic plan document formally approved by the Board of Directors and specifically exclude the impact of future development activity. These cash flows are projected forward for an additional five years to determine the basis for an annuity-based terminal value, calculated on the same basis as the Group’s acquisition modelling methodology. As in prior years, the terminal value is based on a
20-year
annuity, with the exception of certain long-lived cement assets, where an assumption of a
30-year
annuity has been used. Projected cash flows beyond the initial evaluation period have been extrapolated using real growth rates ranging from 1.3% to 1.8% in the Americas, 0.7% to 2.0% in Europe and 3.1% in Asia. Such real growth rates do not exceed the long-term average growth rates for the countries in which each CGU operates. The value-in-use
represents the present value of the future cash flows, including the terminal value, discounted at a rate appropriate to each CGU. The real pre-tax
discount rates used range from 6.6% to 8.7% (2018: 7.0% to 9.2%); these rates are in line with the Group’s estimated weighted average cost of capital, arrived at using the Capital Asset Pricing Model.

The 2019 annual goodwill impairment testing process has resulted in no intangible asset impairments. The 2018 annual goodwill impairment testing process resulted in an impairment of
€
20 million being recorded in respect of one CGU in our Building Products segment.

Key sources of estimation uncertainty

The cash flows have been arrived at taking account of the Group’s strong financial position, its established history of earnings and cash flow generation and the nature of the building materials industry, where product obsolescence is very low. However, expected future cash flows are inherently uncertain and are therefore liable to material change over time. The key assumptions employed in arriving at the estimates of future cash flows factored into impairment testing are subjective and include projected EBITDA (as defined)* margins, net cash flows, discount rates used and the duration of the discounted cash flow model.

Significant under-performance in any of CRH’s major CGUs may give rise to a material write-down
of goodwill which would have a substantial impact on the Group’s income and equity, however given the excess headroom on the models the likelihood of this happening is not considered a realistic possibility.

Significant goodwill amounts

The goodwill allocated to the Americas Cement (Americas Materials segment) and the Americas Building Products (Building Products segment) CGUs account for between 18% and 23% of the total carrying amount shown on page 166. The goodwill allocated to each of the remaining CGUs is less than 10% of the total carrying value in all other cases. The additional disclosures required for the two CGUs with significant goodwill are as follows:

	Americas Cement		Americas Building Products
	2019	2018	2019	2018
Goodwill allocated to the cash-generating unit at balance sheet date	€ 1,450m	€ 1,412m	€ 1,883m	€ 1,655m
Discount rate applied to the cash flow projections (real pre-tax)	7.6%	8.2%	8.4%	9.1%
Average EBITDA (as defined)* margin over the initial 5-year period	39.1%	37.9%	18.3%	15.3%
Value-in-use (present value of future cash flows)	€ 7,031m	€ 5,579m	€ 8,560m	€ 6,753m
Excess of value-in-use over carrying amount	€ 3,529m	€ 2,594m	€ 4,938m	€ 3,412m

The key assumptions and methodology used in respect of these two CGUs are consistent with those described above. The values applied to each of the key estimates and assumptions are specific to the individual CGUs and were derived from a combination of internal and external factors based on historical experience and took into account the cash flows specifically associated with these businesses. The cash flows and annuity-based terminal value were projected in line with the methodology disclosed above.

The Americas Cement and Americas Building Products CGUs are not included in the CGUs referred to in the ‘Sensitivity analysis’ section below. Given the magnitude of the excess of value-in-use
over carrying amount, and our belief that the key assumptions are reasonable, management believes that it is not reasonably possible that there would be a change in the key assumptions such that the carrying amount would exceed the value-in-use.
Consequently no further disclosures relating to sensitivity of the value-in-use
computations for the Americas Cement or Americas Building Products CGUs are considered to be warranted.

Sensitivity analysis

Sensitivity analysis has been performed and results in additional disclosures in respect of one of the total 25 CGUs. The key assumptions, methodology used and values applied to each of the key assumptions for this CGU are in line with those outlined above (a
30-year
annuity period has been used). The CGU had goodwill of
€
459 million at the date of testing. The table below identifies the amounts by which each of the following assumptions may either decline or increase to arrive at a zero excess of the present value of future cash flows over the book value of net assets in the CGU selected for sensitivity analysis disclosures:

One cash-generating unit
Reduction in EBITDA (as defined)* margin	2.2 percentage points
Reduction in profit before tax	15.7%
Reduction in net cash flow	14.4%
Increase in pre-tax discount rate	1.3 percentage points

The average EBITDA (as defined)* margin for this CGU over the initial five-year period was 20.2%. The value-in-use (being the present value of the future net cash flows) was
€
1,379 million and the carrying amount was
€
1,176 million, resulting in an excess of value-in-use over carrying amount of
€
203 million.